Loan and lease operations (Details 2) - Expected credit losses [member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (44,316)	R$ (48,322)
Net increase / (Reversal)	28,150	14,001
Closing balance	(52,324)	(44,316)
Derecognition	20,142	18,007
Net increase / (Reversal)	(28,150)	(14,001)
Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(4,807)	(7,953)
Net increase / (Reversal)	(1,468)	2,836
Closing balance	(5,453)	(4,807)
Derecognition	822	310
Net increase / (Reversal)	1,468	(2,836)
Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(7,391)	(6,369)
Net increase / (Reversal)	(5,860)	(3,376)
Closing balance	(9,590)	(7,391)
Derecognition	3,661	2,354
Net increase / (Reversal)	5,860	3,376
Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(7,898)	(12,870)
Net increase / (Reversal)	(885)	(62)
Closing balance	(7,000)	(7,898)
Derecognition	1,783	5,034
Net increase / (Reversal)	885	62
Stage One [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(11,449)	(9,805)
Transfer to Stage 2	2,997	2,289
Transfer to Stage 3	339	287
Cure from Stage 2	(2,469)	(1,354)
Net increase / (Reversal)	962	(2,767)
Closing balance	(9,664)	(11,449)
Cure from Stage 3	(44)	(99)
Net increase / (Reversal)	(962)	2,767
Stage One [member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(413)	(740)
Transfer to Stage 2	6	36
Transfer to Stage 3	1	8
Cure from Stage 2	(127)	(132)
Net increase / (Reversal)	56	417
Closing balance	(480)	(413)
Cure from Stage 3	(3)	(2)
Net increase / (Reversal)	(56)	(417)
Stage One [member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(1,812)	(1,273)
Transfer to Stage 2	767	592
Transfer to Stage 3	98	64
Cure from Stage 2	(806)	(464)
Net increase / (Reversal)	355	(680)
Closing balance	(1,431)	(1,812)
Cure from Stage 3	(33)	(51)
Net increase / (Reversal)	(355)	680
Stage One [member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(2,373)	(2,389)
Transfer to Stage 2	179	226
Transfer to Stage 3	18	12
Cure from Stage 2	(91)	(179)
Net increase / (Reversal)	(67)	3
Closing balance	(2,339)	(2,373)
Cure from Stage 3	(5)	(46)
Net increase / (Reversal)	67	(3)
Stage Two [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(8,275)	(7,882)
Transfer to Stage 2	2,469	1,354
Transfer to Stage 3	6,326	4,223
Cure from Stage 2	(2,997)	(2,289)
Net increase / (Reversal)	(6,895)	(3,200)
Closing balance	(9,923)	(8,275)
Cure from Stage 3	(551)	(481)
Net increase / (Reversal)	6,895	3,200
Stage Two [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(865)	(1,261)
Transfer to Stage 2	127	132
Transfer to Stage 3	31	32
Cure from Stage 2	(6)	(36)
Net increase / (Reversal)	219	274
Closing balance	(503)	(865)
Cure from Stage 3	(9)	(6)
Net increase / (Reversal)	(219)	(274)
Stage Two [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(1,556)	(1,337)
Transfer to Stage 2	806	464
Transfer to Stage 3	1,055	685
Cure from Stage 2	(767)	(592)
Net increase / (Reversal)	(1,564)	(664)
Closing balance	(2,227)	(1,556)
Cure from Stage 3	(201)	(112)
Net increase / (Reversal)	1,564	664
Stage Two [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(1,353)	(2,029)
Transfer to Stage 2	91	179
Transfer to Stage 3	592	867
Cure from Stage 2	(179)	(226)
Net increase / (Reversal)	(478)	140
Closing balance	(1,546)	(1,353)
Cure from Stage 3	(219)	(284)
Net increase / (Reversal)	478	(140)
Stage three [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(24,592)	(30,635)
Transfer to Stage 2	44	99
Transfer to Stage 3	551	481
Cure from Stage 2	(339)	(287)
Net increase / (Reversal)	(22,217)	(8,034)
Closing balance	(32,737)	(24,592)
Cure from Stage 3	(6,326)	(4,223)
Derecognition	20,142	18,007
Net increase / (Reversal)	22,217	8,034
Stage three [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(3,529)	(5,952)
Transfer to Stage 2	3	2
Transfer to Stage 3	9	6
Cure from Stage 2	(1)	(8)
Net increase / (Reversal)	(1,743)	2,145
Closing balance	(4,470)	(3,529)
Cure from Stage 3	(31)	(32)
Derecognition	822	310
Net increase / (Reversal)	1,743	(2,145)
Stage three [Member] | Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(4,023)	(3,759)
Transfer to Stage 2	33	51
Transfer to Stage 3	201	112
Cure from Stage 2	(98)	(64)
Net increase / (Reversal)	(4,651)	(2,032)
Closing balance	(5,932)	(4,023)
Cure from Stage 3	(1,055)	(685)
Derecognition	3,661	2,354
Net increase / (Reversal)	4,651	2,032
Stage three [Member] | Foreign Loans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(4,172)	(8,452)
Transfer to Stage 2	5	46
Transfer to Stage 3	219	284
Cure from Stage 2	(18)	(12)
Net increase / (Reversal)	(340)	(205)
Closing balance	(3,115)	(4,172)
Cure from Stage 3	(592)	(867)
Derecognition	1,783	5,034
Net increase / (Reversal)	340	205
Individuals [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(24,220)	(21,130)
Net increase / (Reversal)	(19,937)	(13,399)
Closing balance	(30,281)	(24,220)
Derecognition	13,876	10,309
Net increase / (Reversal)	19,937	13,399
Individuals [member] | Stage One [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(6,851)	(5,403)
Transfer to Stage 2	2,045	1,435
Transfer to Stage 3	222	203
Cure from Stage 2	(1,445)	(579)
Net increase / (Reversal)	618	(2,507)
Closing balance	(5,414)	(6,851)
Net increase / (Reversal)	(618)	2,507
Individuals [member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(4,501)	(3,255)
Transfer to Stage 2	1,445	579
Transfer to Stage 3	4,648	2,639
Cure from Stage 2	(2,045)	(1,435)
Net increase / (Reversal)	(5,072)	(2,950)
Closing balance	(5,647)	(4,501)
Cure from Stage 3	(122)	(79)
Net increase / (Reversal)	5,072	2,950
Individuals [member] | Stage three [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(12,868)	(12,472)
Transfer to Stage 3	122	79
Cure from Stage 2	(222)	(203)
Net increase / (Reversal)	(15,483)	(7,942)
Closing balance	(19,220)	(12,868)
Cure from Stage 3	(4,648)	(2,639)
Derecognition	13,876	10,309
Net increase / (Reversal)	R$ 15,483	R$ 7,942